Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) on employee benefit plans in other comprehensive income		$ 268	$ 90	$ 260
Pension plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit service cost	[1]	60		83
Interest on net defined benefit (asset) liability	[1]	(6)		(3)
Other	[1]	3		3
Defined benefit expense	[1]	57		83
Defined contribution expense	[1]	56		49
Actuarial gains (losses) on employee benefit plans in other comprehensive income	[1],[2]	275		273
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit service cost	[1]	5		6
Interest on net defined benefit (asset) liability	[1]	16		16
Defined benefit expense	[1]	21		22
Actuarial gains (losses) on employee benefit plans in other comprehensive income	[1],[2]	$ (7)		$ (13)

[1]	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
[2]	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.